OTHER LONG-TERM DEBT (Loans to TPSCo from Japanese Institutions) (Narrative) (Details) - Dec. 31, 2021 - TPSCo [Member] $ in Thousands, ¥ in Billions	USD ($)	JPY (¥)
Debt Instrument [Line Items]
Outstanding principal	$ 96,000
Term Loan 2018 [Member]
Debt Instrument [Line Items]
Outstanding principal	$ 95,572
Term Loan 2018 [Member] | JPY [Member]
Debt Instrument [Line Items]
Outstanding principal | ¥		¥ 11